united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21571

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 03/31

Date of reporting period: 9/30/20

Item 1. Reports to Stockholders.

Newfound Risk Managed Global Growth Fund

formerly the “Newfound Risk Managed Global Sectors Fund”

Class A Shares NFGAX

Class I Shares NFGIX

Newfound Risk Managed U.S. Growth Fund

formerly the “Newfound Risk Managed U.S. Sectors Fund”

Class A Shares NFDAX

Class I Shares NFDIX

Semi-Annual Report

September 30, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.thinknewfoundfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Newfound Risk Managed Global Growth Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2020

Average Annual Total Return through September 30, 2020*, as compared to its benchmark:

	6 Months	1 Year	5 Years	Since Inception (1)
Newfound Risk Managed Global Growth Fund - Class A Shares	11.32%	(2.57)%	3.59%	1.92%
Newfound Risk Managed Global Growth Fund - Class A Shares With Load	4.92%	(8.13)%	2.37%	0.98%
Newfound Risk Managed Global Growth Fund - Class I Shares	11.42%	(2.28)%	3.86%	2.20%
MSCI All Country World Index **	28.91%	10.44%	10.30%	7.02%
Bloomberg Barclays U.S. Treasury 1-3 Year Index ***	0.35%	3.64%	1.81%	1.61%
50/50 MSCI ACWI/ 1-3 Year Treasury Blend ****	14.02%	7.74%	6.28%	4.55%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may be required to pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2022 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.75% and 1.50% of average daily net assets attributable to Class A and Class I shares, respectively. The fee waiver is subject to recapture which would reduce performance and increase expense ratios. The Fund’s gross total operating expenses as of its last prospectus is 2.20% and 1.95% of average daily net assets attributable to for Class A and Class I shares, respectively. The Fund’s net total operating expenses as of its last prospectus is 2.20% and 1.95% of average daily net assets attributable to for Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global developed and emerging markets. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Bloomberg Barclays US Treasury Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

****	This Blended Benchmark is an equally weighted custom composite of the Bloomberg Barclays US Treasury 1-3 Year Index and MSCI All Country World Index (ACWI). You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Newfound Risk Managed Global Growth Fund commenced operations on May 19, 2014.

Portfolio Composition as of September 30, 2020	% of Net Assets
Short-Term Investments - Money Market Fund	219.9%
Liabilities in Excess of Other Assets	(119.9)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Newfound Risk Managed U.S. Growth Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2020

Average Annual Total Return through September 30, 2020*, as compared to its benchmark:

	6 Months	1 Year	5 Years	Since Inception (1)
Newfound Risk Managed U.S. Growth Fund - Class A Shares	8.29%	(3.33)%	4.03%	2.06%
Newfound Risk Managed U.S. Growth Fund - Class A Shares With Load	2.06%	(8.90)%	2.80%	0.93%
Newfound Risk Managed U.S. Growth Fund - Class I Shares	8.49%	(3.13)%	4.39%	2.39%
S&P 500 Total Return Index **	31.31%	15.15%	14.15%	11.38%
Bloomberg Barclays U.S. Treasury 1-3 Year Index ***	0.35%	3.64%	1.81%	1.79%
50/50 S&P 500/ 1-3 Year Treasury Blend ****	15.16%	10.04%	8.14%	6.80%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may be reiuired to pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2022, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.50% and 1.25% of average daily net assets attributable to Class A and Class I shares, respectively. The Fund’s gross total operating expenses as of its last prospectus is 1.67% and 1.42% of average daily net assets attributable to Class A and Class I shares, respectively. The Fund’s net total operating expenses as of its last prospectus is 1.61% and 1.36% of average daily net assets attributable to for Class A and Class I shares, respectively. Class A shares are subject to a maximum sales charge of 5.75% of the purchase price. Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%. Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Bloomberg Barclays US Treasury Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

****	This Blended Benchmark is an equally weighted custom composite of the S&P 500 Total Return Index and The Bloomberg Barclays US Treasury 1-3 Year Index. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Newfound Risk Managed U.S. Growth Fund commenced operations on June 2, 2015.

Portfolio Composition as of September 30, 2020	% of Net Assets
Exchange Traded Funds - Equity	81.7%
Investments Purchased as Securities Lending	9.2%
Software	2.2%
Medical Equipment & Devices	1.5%
Biotech & Pharma	0.8%
Technology Services	0.8%
Short-Term Investments - Money Market Fund	0.7%
Semiconductors	0.6%
Household Products	0.5%
Other Common Stocks	2.7%
Liabilities in Excess of Other Assets	(0.7)%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Newfound Risk Managed Global Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Fair Value
	SHORT-TERM INVESTMENTS - 219.9%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 9.3%
199,220	Fidelity Government Money Market Portfolio, Institutional Class 0.01% + (a)	$199,220

	MONEY MARKET FUND - 210.6%
4,498,850	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.02% +
	TOTAL SHORT-TERM INVESTMENTS (Cost $4,698,070)	4,498,850

	TOTAL INVESTMENTS - 219.9% (Cost $4,698,070)	$4,698,070
	LIABILITIES IN EXCESS OF OTHER ASSETS - (119.9)%	(2,561,557)
	TOTAL NET ASSETS - 100.0%	$2,136,513

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2020.

(a)	All or a portion of the security is segregated as collateral for securities on loan at September 30, Total collateral had a 2020. fair market value of $199,220 at September 30, 2020.

See accompanying notes to financial statements.

Newfound Risk Managed U.S. Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 81.7%
	EQUITY FUNDS - 81.7%
31,799	Communication Services Select Sector SPDR Fund	$1,888,861
13,287	Consumer Discretionary Select Sector SPDR Fund	1,952,923
29,458	Consumer Staples Select Sector SPDR Fund	1,888,258
16,799	Energy Select Sector SPDR Fund	503,130
21,718	Fidelity Momentum Factor ETF	876,321
26,365	Fidelity MSCI Communication Services Index ETF	1,017,162
16,957	Fidelity MSCI Consumer Discretionary Index ETF (a)	1,051,843
26,603	Fidelity MSCI Consumer Staples Index ETF (a)	1,015,170
34,181	Fidelity MSCI Energy Index ETF (a)	270,030
30,947	Fidelity MSCI Financials Index ETF	1,046,628
20,043	Fidelity MSCI Health Care Index ETF (a)	1,054,262
25,700	Fidelity MSCI Industrials Index ETF (a)	1,031,595
11,428	Fidelity MSCI Information Technology Index ETF	1,052,062
30,024	Fidelity MSCI Materials Index ETF	1,031,228
81,068	Financial Select Sector SPDR Fund	1,951,307
18,590	Health Care Select Sector SPDR Fund (a)	1,960,873
24,823	Industrial Select Sector SPDR Fund	1,910,875
17,531	Invesco S&P 500 Momentum ETF	876,199
5,948	iShares MSCI USA Momentum Factor ETF	876,735
30,091	Materials Select Sector SPDR Fund	1,914,991
10,448	SPDR S&P 500 ETF Trust	3,498,931
16,756	Technology Select Sector SPDR Fund	1,955,425
9,187	Vanguard US Momentum Factor ETF	872,581
	TOTAL EXCHANGE TRADED FUNDS (Cost $28,796,138)	31,497,390

	COMMON STOCKS - 9.1%
	APPAREL & TEXTILE PRODUCTS - 0.1%
300	NIKE, Inc. - Cl. B	37,662

	BEVERAGES - 0.2%
478	Brown-Forman Corporation - Cl. B	36,003
533	Monster Beverage Corporation *	42,747
		78,750
	BIOTECH & PHARMA - 0.8%
241	Alnylam Pharmaceuticals, Inc. *	35,090
340	BioMarin Pharmaceutical, Inc. *	25,867
395	Incyte Corporation *	35,447
222	Johnson & Johnson	33,051
378	Merck & Company, Inc.	31,355
59	Regeneron Pharmaceuticals, Inc. *	33,027
207	Seattle Genetics, Inc. *	40,508
124	Vertex Pharmaceuticals, Inc. *	33,743
242	Zoetis, Inc.	40,020
		308,108
	CABLE & SATELLITE - 0.1%
237	Liberty Broadband Corporation - Cl. A *	33,609

	CHEMICALS - 0.1%
144	Air Products and Chemicals, Inc.	42,892

	COMMERCIAL SUPPORT SERVICES - 0.2%
764	Rollins, Inc.	41,401
335	Waste Connections, Inc.	34,773
		76,174
	E-COMMERCE DISCRETIONARY - 0.1%
15	Amazon.com, Inc. *	47,231

	ENTERTAINMENT CONTENT - 0.2%
475	Activision Blizzard, Inc.	38,451
290	Electronic Arts, Inc. *	37,819
		76,270

See accompanying notes to financial statements.

Newfound Risk Managed U.S. Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Fair Value
	COMMON STOCKS - 9.1% (Continued)
	FOOD - 0.1%
637	Hormel Foods Corporation	$31,143

	HOUSEHOLD PRODUCTS - 0.5%
450	Church & Dwight Company, Inc.	42,170
168	Clorox Company	35,309
434	Colgate-Palmolive Company	33,483
229	Kimberly-Clark Corporation	33,814
252	Procter & Gamble Company	35,025
		179,801
	INDUSTRIAL SUPPORT SERVICES - 0.1%
936	Fastenal Company	42,204

	INTERNET MEDIA & SERVICES - 0.4%
26	Alphabet, Inc. - Cl. A *	38,106
179	Facebook, Inc. - Cl. A *	46,880
73	Netflix, Inc. *	36,502
161	VeriSign, Inc. *	32,981
		154,469
	LEISURE FACILITIES & SERVICES - 0.1%
753	Yum China Holdings, Inc.	39,871

	MACHINERY - 0.1%
205	IDEX Corporation	37,394

	MEDICAL EQUIPMENT & DEVICES - 1.5%
380	Agilent Technologies, Inc.	38,357
394	Baxter International, Inc.	31,685
78	Bio-Rad Laboratories, Inc. - Cl. A *	40,206
205	Danaher Corporation	44,143
99	DexCom, Inc. *	40,811
510	Edwards Lifesciences Corporation *	40,708
115	IDEXX Laboratories, Inc. *	45,208
121	Illumina, Inc. *	37,399
156	Insulet Corporation *	36,908
59	Intuitive Surgical, Inc. *	41,863
41	Mettler-Toledo International, Inc. *	39,596
201	ResMed, Inc.	34,457
177	STERIS plc	31,186
97	Thermo Fisher Scientific, Inc.	42,827
186	West Pharmaceutical Services, Inc.	51,131
		596,485
	RETAIL - CONSUMER STAPLES - 0.2%
93	Costco Wholesale Corporation	33,015
170	Dollar General Corporation	35,635
		68,650
	RETAIL - DISCRETIONARY - 0.2%
169	Lululemon Athletica, Inc. *	55,664
222	Tiffany & Company	25,719
		81,383
	SEMICONDUCTORS - 0.6%
609	Maxim Integrated Products, Inc.	41,174
107	NVIDIA Corporation	57,911
337	Skyworks Solutions, Inc.	49,034
283	Texas Instruments, Inc.	40,410
386	Xilinx, Inc.	40,237
		228,766
	SOFTWARE - 2.2%
93	Adobe, Inc. *	45,610
311	Akamai Technologies, Inc. *	34,378
139	ANSYS, Inc. *	45,485
423	Cadence Design Systems, Inc. *	45,104
456	Cerner Corporation	32,964
205	Citrix Systems, Inc.	28,231

See accompanying notes to financial statements.

Newfound Risk Managed U.S. Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2020

Shares		Fair Value
	COMMON STOCKS - 9.1% (Continued)
	SOFTWARE - 2.2% (Continued)
653	Datadog, Inc. - Cl. A *	$66,710
292	DocuSign, Inc. *	62,850
127	Intuit, Inc.	41,429
183	Microsoft Corporation	38,490
215	Okta, Inc. *	45,978
203	salesforce.com, Inc. *	51,018
93	ServiceNow, Inc. *	45,105
219	Synopsys, Inc. *	46,862
245	Twilio, Inc. - Cl. A *	60,537
90	Tyler Technologies, Inc. *	31,370
177	Veeva Systems, Inc. - Cl. A *	49,771
127	Zoom Video Communications, Inc. - Cl. A *	59,704
		831,596
	TECHNOLOGY HARDWARE - 0.2%
152	Arista Networks, Inc. *	31,453
416	Garmin Ltd.	39,462
		70,915
	TECHNOLOGY SERVICES - 0.8%
183	Accenture plc - Cl. A	41,356
301	Broadridge Financial Solutions, Inc.	39,732
51	CoStar Group, Inc. *	43,274
151	EPAM Systems, Inc. *	48,815
179	Jack Henry & Associates, Inc.	29,104
120	Mastercard, Inc. - Cl. A	40,580
191	Verisk Analytics, Inc.	35,394
184	Visa, Inc. - Cl. A	36,794
		315,049
	TRANSPORTATION & LOGISTICS - 0.2%
387	Expeditors International of Washington, Inc.	35,031
249	Old Dominion Freight Line, Inc.	45,049
		80,080
	WHOLESALE - DISCRETIONARY - 0.1%
389	Copart, Inc. *	40,907

	TOTAL COMMON STOCKS (Cost $3,441,268)	3,499,409

	SHORT-TERM INVESTMENTS - 9.9%
	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL - 9.2%
3,565,666	Fidelity Government Money Market Portfolio, Institutional Class 0.01% + (b)	3,565,666

	MONEY MARKET FUND - 0.7%
250,544	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Class 0.02% +	250,544

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,816,210)	3,816,210

	TOTAL INVESTMENTS - 100.7% (Cost $36,053,616)	$38,813,009
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%	(277,618)
	TOTAL NET ASSETS - 100.0%	$38,535,391

FUTURES CONTRACTS

				Notional value at September	Fair Value/Unrealized
Number of Contracts	Open Long Future Contracts	Counterparty	Expiration Date	30, 2020	Appreciation
120	US 10YR NOTE (CBT)	RBC	December-20	$16,743,720	$39,827
	Total Future Contracts				$39,827

*	Non-Income producing security.

ETF - Exchange Traded Fund

PLC - Public Limited Company

+	Money market fund; interest rate reflects seven-day effective yield on September 30, 2020.

(a)	A ll or a portion of the security is out on loan at September 30, 2020. Total loaned securities had a fair value of $3,493,896 at September 30, 2020.

(b)	All or a portion of the security is segregated as collateral for securities on loan at September 30, 2020. Total collateral had a fair value of $3,565,666 at September 30, 2020.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2020

	Newfound Risk	Newfound Risk
	Managed Global	Managed U.S.
	Growth Fund	Growth Fund
ASSETS
Investment securities:
At cost	$4,698,070	$36,053,616
At fair value	$4,698,070	$38,813,009
Receivable for securities sold	—	3,468,591
Deposits with brokers	—	1,046,649
Net unrealized appreciation on futures contracts	—	39,827
Receivable for fund shares sold	—	2,311,445
Prepaid registration fees	114	1,182
Dividends and interest receivable	4	189
TOTAL ASSETS	4,698,188	45,680,892

LIABILITIES
Collateral on securities loaned	199,220	3,565,666
Due to Custodian	—	4,299
Distribution (12b-1) fees payable	602	212
Payable for investments purchased	—	3,478,631
Investment advisory fees payable	4,986	17,337
Payable for fund shares redeemed	2,310,018	45,880
Payable to related parties	27,475	10,983
Accrued expenses and other liabilities	19,374	22,493
TOTAL LIABILITIES	2,561,675	7,145,501
NET ASSETS	$2,136,513	$38,535,391

Net Assets Consist Of:
Paid-in capital ($0 par value, unlimited shares authorized)	$2,140,847	$38,808,749
Accumulated losses	(4,334)	(273,358)
NET ASSETS	$2,136,513	$38,535,391

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)
September 30, 2020

	Newfound Risk	Newfound Risk
	Managed Global	Managed U.S.
	Growth Fund	Growth Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$860,170	$1,028,782
Shares of beneficial interest outstanding	80,366	102,011
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$10.70	$10.08	(b)
Maximum offering price per share (5.75% sales charge)	$11.35	$10.69

Class I Shares:
Net Assets	$1,276,343	$37,506,609
Shares of beneficial interest outstanding	119,111	3,698,984
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.72	$10.14

(a)	Redemptions made within 30 days of purchase may be assesed a redemption fee of 1.00%.

(b)	NAV does not recalculate due to rounding.

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF OPERATIONS (Unaudited)
Six Months Ended September 30, 2020

	Newfound Risk	Newfound Risk
	Managed Global	Managed U.S.
	Growth Fund	Growth Fund
INVESTMENT INCOME
Dividend income	$294,426	$448,291
Securities lending income - net	31,389	1,178
TOTAL INVESTMENT INCOME	325,815	449,469

EXPENSES
Investment advisory fees	125,124	161,993
Distribution (12b-1) fees:
Class A	3,591	1,348
Registration fees	32,007	27,450
Administrative services fees	28,268	27,832
Transfer agent fees	26,081	16,783
Accounting services fees	18,770	17,578
Legal Fees	11,054	6,778
Trustees fees and expenses	9,751	6,374
Compliance officer fees	9,288	10,414
Custodian fees	4,864	3,683
Audit Fees	3,251	9,700
Interest expense	1,442	2,572
Third party administrative fees	623	3,732
Printing expenses	404	4,374
Insurance expense	20	915
Other expenses	49	1,348
TOTAL EXPENSES	274,587	302,874

Less: Fees waived/expense reimbursed by the Adviser	(33,186)	(43,019)

NET EXPENSES	241,401	259,855
NET INVESTMENT INCOME	84,414	189,614

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	3,487,854	510,738
Net realized gain from futures contracts	609,307	825,616
	4,097,161	1,336,354
Net change in unrealized appreciation (depreciation) on:
Investments	(323,295)	2,285,724
Futures contracts	(496,753)	(694,662)
	(820,048)	1,591,062
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	3,277,113	2,927,416

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,361,527	$3,117,030

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Newfound Risk Managed Global Growth Fund

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2020	March 31, 2020
	(Unaudited)
INCREASE/(DECREASE) IN NET ASSETS:
FROM OPERATIONS
Net investment income	$84,414	$483,910
Net realized gain (loss) from security transactions and futures contracts	4,097,161	(2,540,069)
Net change in unrealized depreciation on investments and futures contracts	(820,048)	(1,075,801)
Net increase (decrease) in net assets resulting from operations	3,361,527	(3,131,960)

FROM DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(65,906)	(50,082)
Class I	(652,650)	(696,000)
Total distributions to shareholders	(718,556)	(746,082)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	131,473	371,680
Class I	178,561	2,162,785
Distributions reinvested
Class A	65,780	49,892
Class I	650,562	664,829
Redemption fee proceeds
Class A	163	10
Class I	692	543
Cost of shares redeemed
Class A	(2,426,738)	(2,280,330)
Class I	(32,904,406)	(9,287,446)
Net decrease in net assets from shares of beneficial interest	(34,303,913)	(8,318,037)

TOTAL DECREASE IN NET ASSETS	(31,660,942)	(12,196,079)

NET ASSETS
Beginning of period	33,797,455	45,993,534
End of period	$2,136,513	$33,797,455

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Risk Managed Global Growth Fund

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2020	March 31, 2020
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	12,506	32,432
Shares Reinvested	6,160	4,175
Shares Redeemed	(207,748)	(199,091)
Net decrease in shares of beneficial interest outstanding	(189,082)	(162,484)

Class I:
Shares Sold	13,935	190,596
Shares Reinvested	60,845	55,681
Shares Redeemed	(3,126,458)	(829,379)
Net decrease in shares of beneficial interest outstanding	(3,051,678)	(583,102)

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Risk Managed U.S. Growth Fund

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2020	March 31, 2020
	(Unaudited)
INCREASE/(DECREASE) IN NET ASSETS:
FROM OPERATIONS
Net investment income	$189,614	$241,407
Net realized gain (loss) from security transactions and futures contracts	1,336,354	(3,175,576)
Net change in unrealized appreciation (depreciation) on investments and futures	1,591,062	(115,478)
Net increase (decrease) in net assets resulting from operations	3,117,030	(3,049,647)

FROM DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class A	(3,420)	(14,092)
Class I	(188,245)	(307,980)
Total distributions to shareholders	(191,665)	(322,072)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	31,858	774,034
Class I	6,215,720	18,542,528
Distributions reinvested
Class A	2,857	12,981
Class I	179,728	294,282
Redemption fee proceeds
Class A	—	18
Class I	386	818
Cost of shares redeemed
Class A	(240,519)	(6,097,512)
Class I	(17,774,550)	(8,042,607)
Net increase (decrease) in net assets from shares of beneficial interest	(11,584,520)	5,484,542

TOTAL INCREASE (DECREASE) IN NET ASSETS	(8,659,155)	2,112,823

NET ASSETS
Beginning of period	47,194,546	45,081,723
End of period	$38,535,391	$47,194,546

See accompanying notes to financial statements.

The Newfound Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Newfound Risk Managed U.S. Growth Fund

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2020	March 31, 2020
	(Unaudited)
SHARE ACTIVITY
Class A:
Shares Sold	3,281	75,325
Shares Reinvested	305	1,254
Shares Redeemed	(25,188)	(582,426)
Net decrease in shares of beneficial interest outstanding	(21,602)	(505,847)

Class I:
Shares Sold	636,787	1,752,694
Shares Reinvested	18,987	27,606
Shares Redeemed	(1,858,327)	(776,063)
Net increase (decrease) in shares of beneficial interest outstanding	(1,202,553)	1,004,237

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period/Years Presented

	Newfound Risk Managed Global Growth Fund Class A

	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	September 30, 2020		March 31, 2020	March 31, 2019		March 31, 2018	March 31, 2017	March 31, 2016
	(Unaudited)

Net asset value, beginning of period	$9.82		$10.98	$11.04		$10.27	$9.20	$10.06
Activity from investment operations:
Net investment income (1)	0.04		0.12	0.05		0.04	0.03	0.03
Net realized and unrealized gain (loss) on investments	1.01		(1.11)	(0.11)		0.78	1.07	(0.87)
Total from investment operations	1.05		(0.99)	(0.06)		0.82	1.10	(0.84)
Less distributions from:
Realized gains	(0.02)		(0.02)	—		—	—	—
Net investment income	(0.15)		(0.15)	(0.00	) (6)	(0.05)	(0.03)	(0.02)
Total distributions	(0.17)		(0.17)	(0.00	) (6)	(0.05)	(0.03)	(0.02)
Paid-in-Capital From Redemption Fees (6)	0.00		0.00	0.00		0.00	0.00	0.00
Net asset value, end of period	$10.70		$9.82	$10.98		$11.04	$10.27	$9.20
Total return (2)	11.32	% (9)	(9.30)%	(0.53)%		7.99%	11.97%	(8.33)%
Net assets, at end of period (000s)	$860		$2,646	$4,743		$7,959	$5,019	$6,219
Ratio of gross expenses to average net assets (3)(4)	1.93	% (8)	1.65%	1.98%		1.96%	2.07%	1.92%
Ratio of net expenses to average net assets (4)(7)	1.75	% (8)	1.75%	1.75%		1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (4)(5)	0.70	% (8)	1.02%	0.47%		0.33%	0.34%	0.28%
Portfolio Turnover Rate	157	% (9)	161%	318%		87%	106%	396%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the adviser not waived fees or reimbursed/recaptured a portion of the Fund’s expenses, total returns would have been lower or higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements/recapture by the adviser and affiliates.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period/Years Presented

	Newfound Risk Managed Global Growth Fund Class I

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2020		March 31, 2020	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016
	(Unaudited)

Net asset value, beginning of period	$9.82		$10.99	$11.06	$10.28	$9.22	$10.07
Activity from investment operations:
Net investment income (1)	0.03		0.13	0.07	0.07	0.06	0.06
Net realized and unrealized gain (loss) on investments	1.07		(1.10)	(0.10)	0.78	1.06	(0.86)
Total from investment operations	1.10		(0.97)	(0.03)	0.85	1.12	(0.80)
Less distributions from:
Realized gains	(0.02)		(0.02)	—	—	—	—
Net investment income	(0.18)		(0.18)	(0.04)	(0.07)	(0.06)	(0.05)
Total distributions	(0.20)		(0.20)	(0.04)	(0.07)	(0.06)	(0.05)
Paid-in-Capital From Redemption Fees (6)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$10.72		$9.82	$10.99	$11.06	$10.28	$9.22
Total return (2)	11.42	% (9)	(9.13)%	(0.27)%	8.29%	12.20%	(7.95)%
Net assets, at end of period (000s)	$1,276		$31,151	$41,250	$44,866	$40,877	$57,230
Ratio of gross expenses to average net assets (3)(4)	1.68	% (8)	1.40%	1.73%	1.71%	1.82%	1.67%
Ratio of net expenses to average net assets (4)(7)	1.50	% (8)	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income to average net assets (4)(5)	0.52	% (8)	1.10%	0.61%	0.61%	0.59%	0.61%
Portfolio Turnover Rate	157	% (9)	161%	318%	87%	106%	396%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the adviser not waived fees or reimbursed/recaptured a portion of the Fund’s expenses, total returns would have been lower or higher.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/recapture by the adviser and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements/recapture by the adviser and affiliates.

(8)	Annualized.

(9)	Not annualized.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period/Years Presented

Newfound Risk Managed U.S. Growth Fund Class A

For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
September 30, 2020	March 31, 2020	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016 (1)
(Unaudited)

Net asset value, beginning of period	$9.34	$9.91	$10.59	$9.89	$8.90	$10.00
Activity from investment operations:
Net investment income/(loss) (2)	0.03	(0.01)	0.06	0.04	0.11	0.04	(11)
Net realized and unrealized gain (loss) on investments	0.75	(0.52)	(0.09)	0.71	1.07	(1.12)
Total from investment operations	0.78	(0.53)	(0.03)	0.75	1.18	(1.08)
Less distributions from:
Net investment income	(0.04)	(0.04)	(0.07)	(0.05)	(0.19)	(0.02)
Net realized gains	—	—	(0.58)	—	—	—
Total distributions	(0.04)	(0.04)	(0.65)	(0.05)	(0.19)	(0.02)
Paid-in-Capital From Redemption Fees	0.00	0.00	(9)	—	—	0.00	(10)	0.00	(10)
Net asset value, end of period	$10.08	$9.34	$9.91	$10.59	$9.89	$8.90
Total return (3)	8.29	% (8)	(5.41)%	(0.01)%	7.70%	13.45%	(10.83	)% (8)
Net assets, at end of period (000s)	$1,029	$1,155	$6,240	$7,739	$8,573	$9,197
Ratio of gross expenses to average net assets (4)(6)	1.72	% (5,9)	1.56%	1.80%	1.82%	2.31%	3.61	% (5)
Ratio of net expenses to average net assets (6)	1.51	% (5,9)	1.50%	1.50%	1.50%	1.50%	1.50	% (5)
Ratio of net investment income/(loss) to average net assets (6)(7)	0.63	% (5,9)	(0.09)%	0.59%	0.39%	1.21%	0.54	% (5)
Portfolio Turnover Rate	168	% (8)	177%	360%	137%	190%	308	% (8)

(1)	The Newfound Risk Managed U.S. Growth Fund commenced operations on June 2, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the adviser not waived fees or reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Excluding interest expense, the following ratios would have been:

September 30, 2020
Gross expenses to average net assets	1.71%
Net expenses to average net assets	1.50%
Net investment income to average net assets	0.64%

(10)	Amount represents less than $0.01 per share.

(11)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period/Years Presented

Newfound Risk Managed U.S. Growth Fund Class I

For the	For the	For the	For the	For the	For the
Six Months Ended	Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
September 30, 2020	March 31, 2020	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2016 (1)
(Unaudited)

Net asset value, beginning of period	$9.39	$9.97	$10.65	$9.92	$8.91	$10.00
Activity from investment operations:
Net investment income (2)	0.05	0.06	0.10	0.07	0.12	0.03	(11)
Net realized and unrealized gain (loss) on investments	0.77	(0.57)	(0.10)	0.74	1.10	(1.10)
Total from investment operations	0.82	(0.51)	0.00	(10)	0.81	1.22	(1.07)
Less distributions from:
Net investment income	(0.07)	(0.07)	(0.10)	(0.08)	(0.21)	(0.02)
Net realized gains	—	—	(0.58)	—	—	—
Total distributions	(0.07)	(0.07)	(0.68)	(0.08)	(0.21)	(0.02)
Paid-in-Capital From Redemption Fees (9)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$10.14	$9.39	$9.97	$10.65	$9.92	$8.91
Total return (3)	8.49	% (8)	(5.20)%	0.25%	8.13%	13.88%	(10.66	)% (8)
Net assets, at end of period (000s)	$37,507	$46,040	$38,842	$40,288	$13,836	$2,393
Ratio of gross expenses to average net assets (4)(6)	1.47	% (5,9)	1.31%	1.55%	1.57%	2.06%	3.36	% (5)
Ratio of net expenses to average net assets (6)	1.26	% (5,9)	1.25%	1.25%	1.25%	1.25%	1.25	% (5)
Ratio of net investment income to average net assets (6)(7)	0.93	% (5,9)	0.53%	0.90%	0.65%	1.22%	0.37	% (5)
Portfolio Turnover Rate	168	% (8)	177%	360%	137%	190%	308	% (8)

(1)	The Newfound Risk Managed U.S. Growth Fund commenced operations on June 2, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the adviser not waived fees or reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser and affiliates.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Not annualized.

(9)	Excluding interest expense, the following ratios would have been:

September 30, 2020
Gross expenses to average net assets	1.46%
Net expenses to average net assets	1.25%
Net investment income to average net assets	0.94%

(10)	Amount represents less than $0.01 per share.

(11)	Due to the timing of shareholder transactions, and allocations of expenses among share classes, the per unit amounts presented may not coincide with the aggregate presentation on the Statements of Operations.

See accompanying notes to financial statements.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2020

1.	ORGANIZATION

The Newfound Risk Managed Global Growth Fund (“Risk Managed Global Growth Fund”) and the Newfound Risk Managed U.S. Growth Fund (“Risk Managed U.S. Growth Fund”) (collectively the “Funds”) are each a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Risk Managed Global Growth Fund primarily seeks long term capital appreciation with preservation of capital as a secondary objective. The Risk Managed U.S. Growth Fund seeks long term capital appreciation with an emphasis on preservation of capital. The Risk Managed Global Growth Fund commenced operations on May 19, 2014 and the Risk Managed U.S. Growth Fund commenced operations on June 2, 2015.

Each Fund currently offers Class A and Class I shares. Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes of a Fund are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares of a Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies”.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects the fair value of the Funds’ holding. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value (“NAV”). Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like a common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Futures Contracts – The Funds may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2020 for the Funds’ assets and liabilities measured at fair value:

Newfound Risk Managed Global Growth Fund

			Level 3 (Other
		Level 2 (Other	Significant
	Level 1 (Quoted	Significant	Unobservable
Assets *	Prices)	Observable Inputs)	Inputs)	Total
Investments Purchased As Securities Lending Collateral-Money Market Fund	$199,220	$—	$—	$199,220
Money Market Fund	4,498,850	—	—	4,498,850
Total	$4,698,070	$—	$—	$4,698,070

Newfound Risk Managed U.S. Growth Fund

			Level 3 (Other
		Level 2 (Other	Significant
	Level 1 (Quoted	Significant	Unobservable
Assets *	Prices)	Observable Inputs)	Inputs)	Total
Exchange Traded Funds	$31,497,390	$—	$—	$31,497,390
Common Stocks	3,499,409	—	—	3,499,409
Investments Purchased As Securities Lending Collateral -Money Market Fund	3,565,666	—	—	3,565,666
Money Market Fund	250,544	—	—	250,544
Futures contracts **	39,827	—	—	39,827
Total	$38,852,836	$—	$—	$38,852,836

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Schedule of Investments for classification by asset class.

**	Net appreciation of futures contracts is reported in the above table.

Offsetting of Financial Assets and Derivative Assets

The Funds’ policy is to recognize a net asset or liability equal to the net variation margin for futures contracts. During the six months ended September 30, 2020, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2020 for the Newfound Risk Managed U.S. Growth Fund.

Newfound Risk Managed U.S. Growth Fund

					Gross Amounts Not Offset in the Statement of
Assets:					Assets & Liabilities
				Net Amounts of Assets
			Gross Amounts Offset	Presented in the
	Gross Amounts of		in the Statement of	Statement of Assets &		Pledged Collateral
Description	Recognized Assets		Assets & Liabilities	Liabilities	Financial Instruments	Received *	Net Amount
Futures Contracts	$39,827	(1)	$—	$39,827	$—	$39,827	$—
Total	$39,827		$—	$39,827	$—	$39,827	$—

(1)	Gross unrealized appreciation as presented in the Schedule of Investments.

*	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed the amount and fluctuate in value.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The derivative instruments outstanding as of September 30, 2020 as disclosed in the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the six months as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

The following is a summary of the location and primary risk exposure of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2020:

Newfound Risk Managed U.S. Growth Fund

	Asset Derivatives
Contract Type/Primary
Risk Exposure	Balance Sheet Location	Fair Value
Interest Rate Contract	Unrealized appreciation on futures contracts	$39,827

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations as of September 30, 2020:

Newfound Risk Managed Global Growth Fund

Derivative Investment Type	Location of Derivatives
Interest Rate Futures Contracts	Net realized gain from futures contracts
Interest Rate Futures Contracts	Net change in unrealized appreciation on futures contracts

Newfound Risk Managed U.S. Growth Fund

Derivative Investment Type	Location of Derivatives
Interest Rate Futures Contracts	Net realized gain from futures contracts
Interest Rate Futures Contracts	Net change in unrealized appreciation on futures contracts

The following is a summary of the Funds’ realized gain and unrealized appreciation on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended September 30, 2020:

Newfound Risk Managed Global Growth Fund

Realized gain on derivatives recognized in the Statements of Operations
		Total for the
Derivative Investment Type	Interest Rate Risk	Six Months Ended September 30, 2020
Futures contracts	$609,307	$609,307

Net change in unrealized depreciation on derivatives recognized in the Statements of Operations
		Total for the
Derivative Investment Type	Interest Rate Risk	Six Months Ended September 30, 2020
Futures contracts	$(496,753)	$(496,753)

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

Newfound Risk Managed U.S. Growth Fund

Realized gain on derivatives recognized in the Statements of Operations
		Total for the
Derivative Investment Type	Interest Rate Risk	Six Months Ended September 30, 2020
Futures contracts	$825,616	$825,616

Net change in unrealized depreciation on derivatives recognized in the Statements of Operations
		Total for the
Derivative Investment Type	Interest Rate Risk	Six Months Ended September 30, 2020
Futures contracts	$(694,662)	$(694,662)

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually for the Risk Managed Global Growth Fund, and quarterly for the Risk Managed U.S. Growth Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – Each Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended 2018-2020, or expected to be taken in the Funds’ March 31, 2021 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

Security Loans – The Funds have entered into a securities lending arrangement with eSecLending, whereby eSecLending facilitates securities lending transactions between the Funds and one or more borrowers (each a “Borrower”). Under the terms of the agreement, the Funds are authorized to loan securities to the Borrower. In exchange, the Funds receive cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Funds’ Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of each Fund. Each Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the Funds’ agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, each Fund is indemnified for such losses by the security lending agreement. Should the Borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of September 30, 2020:

						Gross Amounts
						Not Offset in
						the Statement
						of Assets &
						Liabilities
				Net Amounts
			Gross Amounts	of Assets
			Offset in the	Presented in
	Gross Amounts		Statements of	the Statements	Financial
	of Recognized		Assets &	of Assets &	Instruments	Cash Collateral		Net Amount of
Assets:	Assets		Liabilities	Liabilities	Pledged	Received		Assets
Newfound Risk Managed Global Growth Fund
Description:
Securities Loaned	$—	(1)	$—	$—	$—	$—	(2)	$—
Total	$—		$—	$—	$—	$—		$—

Newfound Risk Managed U.S. Growth Fund
Description:
Securities Loaned	$3,493,896	(1)	$—	$3,493,896	$—	$3,493,896	(2)	$—
Total	$3,493,896		$—	$3,493,896	$—	$3,493,896		$—

(1)	Value as presented in the Schedule of Investments.

(2)	The amount does not include excess collateral pledged to the counterparty. Detailed collateral amounts are presented in the Statements of Assets and Liabilities.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

The following table breaks out the holdings received as collateral as of September 30, 2020:

Securities Lending Transactions
Overnight and Continuous
Newfound Risk Managed Global Growth Fund

Fidelity Government Money Market Portfolio, Institutional Class	$199,220

Newfound Risk Managed U.S. Growth Fund
Fidelity Government Money Market Portfolio, Institutional Class	$3,565,666

3.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $42,143,057 and $77,331,485, respectively, for Risk Managed Global Growth Fund and $66,874,555 and $80,276,751 respectively, for Risk Managed U.S. Growth Fund.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Newfound Research LLC serves as the Funds’ investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others.

As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, calculated and accrued daily and paid monthly, at an annual rate of:

Fund	Average Daily Net Assets	Advisory Fee
Newfound Risk Managed Global Growth Fund	All Assets	0.79%
Newfound Risk Managed U.S. Growth Fund	All Assets	0.79%

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until July 31, 2022 to waive a portion of its management fees and reimburse expenses of each Fund, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 1.75% and 1.50% of average daily net assets attributable to the Risk Managed Global Growth Fund Class A and Class I shares, respectively and 1.50% and 1.25% attributable to the Risk Managed U.S. Growth Fund Class A and Class I shares, respectively. Contractual waivers and expense payments may be recaptured by the Adviser to the extent that overall expenses fall below the lesser of the expense limitation then in place or in place at the time of the waiver, within three years of when the amounts were waived.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Funds’ management fees are subsequently less than the agreed upon percentage of average daily net assets attributable to Class A and Class I shares, the Adviser shall be entitled to reimbursement by the Funds for such waiver. For the six months ended September 30, 2020, the Adviser waived $33,186 and $43,019 in expenses for the Risk Managed Global Growth Fund and Risk Managed U.S. Growth Fund, respectively, pursuant to the Waiver Agreement. As of March 31, 2020, the Adviser has waived fees/reimbursed expenses that may be recovered no later than March 31 of the year indicated below:

	2021	2022	2023
Risk Managed Global Growth Fund	$109,271	$116,887	$—
Risk Managed US Growth Fund	$121,599	$147,404	$28,603

The Board has adopted Distribution Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% of the average daily net assets attributable to their Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor” or “NLD”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser.

The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, for providing shareholder services and for promotional and other sales-related costs. For the six months ended September 30, 2020, the Funds accrued the following fees under the Plans:

Fund	Fee
Risk Managed Global Growth Fund	$3,591
Risk Managed U.S. Growth Fund	1,348

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A and Class I shares. During the six months ended September 30, 2020 the Distributor received $0 and $0 for the Risk Managed Global Growth Fund and the Risk Managed U.S. Growth Fund, respectively.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (” NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	UNDERLYING FUND RISK

Each Underlying Fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

6.	REDEMPTION FEES

A 1.00% redemption fee is imposed by the Funds to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions of shares made within 30 days of purchase date. Redemption fees are recorded by the Funds as a redemption of Fund shares and as a credit to paid-in-capital. For the six months ended September 30, 2020 the Funds received $855 and $543 in redemption fees for the Risk Managed Global Growth Fund and Risk Managed U.S. Growth Fund, respectively.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes for the Funds as of September 30, 2020 and differs from market value by net unrealized appreciation/depreciation which consisted of:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
Fund	Aggregate Cost	Appreciation	Depreciation	(Depreciation)
Newfound Risk Managed Global Growth Fund	$4,698,070	$—	$—	$—
Newfound Risk Managed U.S. Growth Fund	36,206,062	2,917,385	(310,438)	2,606,947

The tax character of Fund distributions paid for the year ended March 31, 2020 and March 31, 2019 was as follows:

	For the year ended March 31, 2020				For the year ended March 31, 2019
	Ordinary	Long-Term	Return of		Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total	Income	Capital Gains	Capital	Total
Newfound Risk Managed Global Growth Fund	$662,374	$68,884	$14,824	$746,082	$86,490	$—	$64,340	$150,830
Newfound Risk Managed U.S. Growth Fund	307,937	—	14,135	322,072	531,814	2,500,066	26,921	3,058,801

As of March 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Newfound Risk Managed Global Growth Fund	$—	$—	$—	$—	$(1,664,237)	$(999,128)	$(2,663,365)
Newfound Risk Managed U.S. Growth Fund	—	—	(134,892)	—	(3,399,195)	321,229	(3,212,858)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (losses) and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales and the mark to market on open futures contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Late Year
Fund	Losses
Newfound Risk Managed Global Growth Fund	$177,228
Newfound Risk Managed U.S. Growth Fund	66,530

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Newfound Risk Managed Global Growth Fund	$1,487,009
Newfound Risk Managed U.S. Growth Fund	3,332,665

The Newfound Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2020

At March 31, 2020, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and utilized capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total	CLCF Utilized
Newfound Risk Managed Global Growth Fund	$—	$—	$—	$501,943
Newfound Risk Managed U.S. Growth Fund	134,892	—	134,892	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, and the reclassification of Fund distributions resulted in reclassifications for the Funds for the year ended March 31, 2020 as follows:

	Paid In	Accumulated
Fund	Capital	Earnings (Losses)
Newfound Risk Managed Global Growth Fund	$(16,060)	$16,060
Newfound Risk Managed U.S. Growth Fund	(14,135)	14,135

8.	INVESTMENTS IN UNDERLYING INVESTMENT COMPANIES

The Newfound Risk Managed Global Growth Fund (the “Fund”) currently invest a portion of their assets in the BlackRock Liquidity Funds T-Fund Portfolio (the “BlackRock Portfolio”). The BlackRock Portfolio seeks to invest 100% of its total assets in cash, U.S. Treasury bills, notes, and other obligations issued or guaranteed as to the principal and interest by the U.S. Treasury. The Fund may redeem its investment from the BlackRock Portfolio at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so. The performance of the Fund will be directly affected by the performance of the BlackRock Portfolio. The financial statements of the BlackRock Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of September 30, 2020, the percentage of the Newfound Risk Managed Global Growth Fund’s net assets invested in the BlackRock Portfolio were 210.6%.

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2020, Charles Schwab & Co. and TD Ameritrade, Inc. were the record owners of 28.50% and 29.47%, respectively of the Risk Managed Global Growth Fund’s outstanding shares, National Financial Services, LLC (“NFS”) and Wells Fargo were the record owners of 51.03% and 44.05% of the Risk Managed U.S Growth Fund’s outstanding shares, respectively. Charles Schwab, Wells Fargo and NFS may be the beneficial owners of some or all of the shares for each respective Fund or may hold the shares for the benefit of others. As a result, Charles Schwab, Wells Fargo and NFS may be deemed to control the Risk Managed Global Growth Fund and the Risk Managed U.S. Growth Fund, respectively. Persons controlling the Funds can determine the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the advisory agreement with the Adviser.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were available to be issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, except for the following.

The Board has concluded that it is in the best interests of the Risk Managed Global Growth Fund and its shareholders that the Fund cease operations. The Board determined to close the Fund and redeem all outstanding shares on or about October 15, 2020.

The Board determined to close Class A of the Risk Managed U.S. Growth Fund on October 15, 2020.

The Newfound Funds
Supplemental Information (Unaudited)
September 30, 2020

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended June 30, 2020, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

The Newfound Funds
Expense Examples (Unaudited)
September 30, 2020

Example

As a shareholder of the Funds you will incur two types of costs: (1) transaction costs, including sales loads and/or redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and/or other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from each Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	4/1/20	9/30/20	Period	9/30/20	Period

Newfound Risk Managed Global Growth Fund – Class A (a)	1.75%	$1,000.00	$1,113.20	$9.27	$1,016.29	$ 8.85
Newfound Risk Managed Global Growth Fund – Class I (a)	1.50%	$1,000.00	$1,114.20	$7.95	$1,017.55	$ 7.59
Newfound Risk Managed U.S. Growth Fund – Class A (a)	1.50%	$1,000.00	$1,082.90	$7.83	$1,017.55	$ 7.59
Newfound Risk Managed U.S. Growth Fund – Class I (a)	1.25%	$1,000.00	$1,084.90	$6.53	$1,018.80	$ 6.33

(a)	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 365.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855-394-9777 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Newfound Research LLC
380 Washington Street, Second Floor
Wellesley Hills, MA 02481

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable Fund is an open-end management investment company

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/8/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/8/2020

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/8/2020